UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders

Fidelity® International High Dividend ETF
Fidelity® International Value Factor ETF
Fidelity® Targeted Emerging Markets Factor ETF
Fidelity® Targeted International Factor ETF
Semi-Annual Report
April 30, 2020

See the inside front cover for important information
about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.
Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2020 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
3

Note to Shareholders:
(No Action is Required by You)
As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.
Effective on or about January 1, 2020, following any required regulatory notices and approvals:
Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.
Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.
These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
4

Fidelity® International High Dividend ETF
Investment Summary (Unaudited)
Geographic Diversification as of April 30, 2020

Top Ten Stocks as of April 30, 2020
% of fund's net assets
Daito Trust Construction Co. Ltd.	3.1
Toyota Motor Corp.	3.0
E.ON SE	2.9
AGL Energy Ltd.	2.7
SSE PLC	2.6
Wharf Real Estate Investment Co. Ltd.	2.4
The Kansai Electric Power Co., Inc.	2.2
Honda Motor Co. Ltd.	2.2
Klepierre S.A.	2.1
Enbridge, Inc.	2.1
25.3
Top Market Sectors as of April 30, 2020
% of fund's net assets
Financials	25.0
Consumer Discretionary	18.3
Utilities	15.0
Energy	11.7
Industrials	8.9
Real Estate	8.1
Health Care	6.4
Consumer Staples	4.5
Materials	0.5
Information Technology	0.3

Asset Allocation as of April 30, 2020
	% of funds's net assets
Stocks and Equity Futures		99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

5

Fidelity® International Value Factor ETF
Investment Summary (Unaudited)
Geographic Diversification as of April 30, 2020

Top Ten Stocks as of April 30, 2020
% of fund's net assets
Nestle S.A.	3.0
Roche Holding AG	2.4
Novartis AG	2.0
SAP SE	1.8
Sony Corp.	1.6
Astellas Pharma, Inc.	1.5
Schneider Electric SE	1.4
AIA Group Ltd.	1.4
Showa Denko KK	1.4
Shionogi & Co. Ltd.	1.4
17.9
Top Market Sectors as of April 30, 2020
% of fund's net assets
Financials	17.9
Health Care	14.2
Industrials	13.8
Consumer Staples	12.2
Consumer Discretionary	9.4
Information Technology	7.3
Materials	6.8
Communication Services	5.1
Energy	4.8
Utilities	4.0
Real Estate	3.7

Asset Allocation as of April 30, 2020
	% of funds's net assets
Stocks and Equity Futures		99.8%
Net Other Assets (Liabilities)	0.2%

6

Fidelity® Targeted Emerging Markets Factor ETF
Investment Summary (Unaudited)
Geographic Diversification as of April 30, 2020

Top Ten Stocks as of April 30, 2020
% of fund's net assets
Samsung Electronics Co. Ltd.	3.7
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Divi's Laboratories Ltd.	2.1
Sino Biopharmaceutical Ltd.	1.8
Kalbe Farma Tbk PT	1.7
China Construction Bank Corp. Class H	1.5
China Resources Gas Group Ltd.	1.5
Guangdong Investment Ltd.	1.4
Hapvida Participacoes e Investimentos S.A.	1.3
Manila Electric Co.	1.3
19.5
Top Market Sectors as of April 30, 2020
% of fund's net assets
Financials	21.6
Consumer Discretionary	14.2
Information Technology	12.8
Consumer Staples	11.1
Industrials	9.5
Communication Services	8.8
Health Care	8.1
Utilities	7.9
Materials	3.1
Energy	2.5

Asset Allocation as of April 30, 2020
	% of funds's net assets
Stocks		99.6%
Net Other Assets (Liabilities)	0.4%

7

Fidelity® Targeted International Factor ETF
Investment Summary (Unaudited)
Geographic Diversification as of April 30, 2020

Top Ten Stocks as of April 30, 2020
% of fund's net assets
Nestle S.A.	2.7
Link REIT	1.3
Sony Corp.	1.3
Roche Holding AG	1.3
CLP Holdings Ltd.	1.2
KDDI Corp.	1.2
Enel SpA	1.2
NTT DOCOMO, Inc.	1.2
Elisa Oyj	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.1
13.7
Top Market Sectors as of April 30, 2020
% of fund's net assets
Consumer Staples	17.3
Financials	14.7
Consumer Discretionary	13.7
Industrials	10.6
Communication Services	10.2
Health Care	8.7
Utilities	8.0
Real Estate	6.5
Materials	3.2
Energy	3.2
Information Technology	2.7

Asset Allocation as of April 30, 2020
	% of funds's net assets
Stocks and Equity Futures		99.7%
Net Other Assets (Liabilities)	0.3%

8

Fidelity® International High Dividend ETF
Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.7%
	Shares	Value
AUSTRALIA – 7.4%
AGL Energy Ltd.	85,759	$ 952,243
Australia & New Zealand Banking Group Ltd.	39,625	438,428
BHP Group Ltd.	1,123	23,785
Sonic Healthcare Ltd.	8,824	157,079
Westpac Banking Corp.	42,578	453,818
Woodside Petroleum Ltd.	34,257	503,510
Woolworths Group Ltd.	5,421	126,881
TOTAL AUSTRALIA		2,655,744
BERMUDA – 2.4%
Hongkong Land Holdings Ltd.	162,525	684,230
Jardine Matheson Holdings Ltd.	3,782	166,257
TOTAL BERMUDA		850,487
CANADA – 9.8%
Canadian Apartment Properties REIT	18,022	621,515
Canadian Imperial Bank of Commerce	6,908	410,218
Enbridge, Inc.	24,969	766,714
Inter Pipeline Ltd.	50,078	419,675
Nutrien Ltd.	597	21,366
SNC-Lavalin Group, Inc.	12,682	234,384
The Bank of Nova Scotia	11,907	478,355
The Toronto-Dominion Bank	13,457	563,490
TOTAL CANADA		3,515,717
CAYMAN ISLANDS – 4.3%
Sands China Ltd.	169,200	696,238
Wharf Real Estate Investment Co. Ltd.	200,000	844,905
TOTAL CAYMAN ISLANDS		1,541,143
DENMARK – 0.5%
Novo Nordisk A/S Class B	2,823	180,016
TOTAL DENMARK		180,016
FINLAND – 1.5%
Nordea Bank Abp	76,687	496,528
Orion Oyj Class B	1,118	56,794
TOTAL FINLAND		553,322
FRANCE – 10.0%
Alstom S.A.	6,165	252,275
Bouygues S.A.	7,886	242,801
Danone S.A.	1,622	112,386
Klepierre S.A.	38,175	771,660
Peugeot S.A.	38,779	555,356
Renault S.A.	21,399	424,374
Sanofi	1,921	187,662
Societe Generale S.A.	22,181	346,445

	Shares	Value

TOTAL S.A.	19,629	$ 706,263
TOTAL FRANCE		3,599,222
GERMANY – 7.5%
BASF SE	410	20,965
Bayer AG	1,789	117,844
Bayerische Motoren Werke AG	11,641	689,158
Daimler AG	18,501	639,030
Deutsche Lufthansa AG (a)(b)	18,990	169,684
E.ON SE	104,121	1,043,044
SAP SE	226	26,967
TOTAL GERMANY		2,706,692
HONG KONG – 1.5%
BOC Hong Kong Holdings Ltd.	173,000	532,232
TOTAL HONG KONG		532,232
ITALY – 1.1%
Intesa Sanpaolo SpA	250,049	389,729
TOTAL ITALY		389,729
JAPAN – 22.3%
Asahi Group Holdings Ltd.	3,600	125,908
Astellas Pharma, Inc.	14,900	248,926
Canon, Inc.	800	17,091
Daito Trust Construction Co. Ltd.	11,400	1,099,649
Haseko Corp.	54,000	596,886
Honda Motor Co. Ltd.	32,000	781,185
Japan Post Holdings Co. Ltd.	73,500	594,406
Japan Tobacco, Inc.	7,900	148,825
JFE Holdings, Inc.	2,800	18,957
Komatsu Ltd.	13,000	250,737
Mitsubishi Corp.	12,200	262,402
Mitsui & Co. Ltd.	17,000	240,688
Nissan Motor Co. Ltd.	135,600	468,929
Otsuka Holdings Co. Ltd.	5,500	218,848
Sojitz Corp.	80,500	189,704
SUMCO Corp.	1,100	15,944
Sumitomo Corp.	18,500	212,533
Sumitomo Mitsui Financial Group, Inc.	22,104	587,869
The Kansai Electric Power Co., Inc.	78,000	806,004
Tokyo Electron Ltd.	100	21,452
Toyota Motor Corp.	17,467	1,088,839
TOTAL JAPAN		7,995,782
JERSEY – 0.0%
Glencore PLC (a)	7,847	14,560
TOTAL JERSEY		14,560

See accompanying notes which are an integral part of the financial statements.
9

Fidelity® International High Dividend ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
NETHERLANDS – 2.7%
ASML Holding N.V.	94	$ 27,866
BE Semiconductor Industries N.V.	278	11,437
ING Groep N.V.	59,924	328,699
Koninklijke Ahold Delhaize N.V.	4,254	103,252
Koninklijke Philips N.V.	2,111	91,828
Randstad N.V.	6,696	268,649
Unilever N.V.	2,823	140,935
TOTAL NETHERLANDS		972,666
NORWAY – 0.2%
Mowi ASA	3,631	62,355
TOTAL NORWAY		62,355
SINGAPORE – 1.4%
DBS Group Holdings Ltd.	34,700	492,017
Venture Corp. Ltd.	900	10,133
TOTAL SINGAPORE		502,150
SPAIN – 2.6%
Banco Santander S.A.	180,252	402,263
International Consolidated Airlines Group S.A.	31,922	89,348
Repsol S.A.	47,806	435,337
TOTAL SPAIN		926,948
SWEDEN – 1.8%
Swedbank AB Class A	37,775	446,159
Volvo AB Class B	15,682	202,544
TOTAL SWEDEN		648,703
SWITZERLAND – 5.6%
Adecco Group AG	3,614	158,429
Nestle S.A.	3,833	404,686
Novartis AG	3,716	316,716
Roche Holding AG	1,058	367,721
UBS Group AG	69,803	747,825
TOTAL SWITZERLAND		1,995,377
UNITED KINGDOM – 16.1%
AstraZeneca PLC	2,128	223,375
Aviva PLC	97,379	297,001
Babcock International Group PLC	32,752	174,129

	Shares	Value

BHP Group PLC	1,182	$ 19,922
BP PLC	156,503	618,075
British American Tobacco PLC	4,730	183,788
Centrica PLC	1,056,740	531,835
GlaxoSmithKline PLC	8,375	175,465
HSBC Holdings PLC	121,919	630,509
Imperial Brands PLC	5,362	113,556
Lloyds Banking Group PLC	818,797	332,971
Micro Focus International PLC	1,209	7,346
Persimmon PLC	23,241	646,397
Rio Tinto PLC	488	22,680
Royal Dutch Shell PLC Class B	46,614	756,359
SSE PLC	58,906	928,764
Wm Morrison Supermarkets PLC	46,396	107,095
TOTAL UNITED KINGDOM		5,769,267
TOTAL COMMON STOCKS (Cost $48,080,141)		35,412,112
Money Market Funds – 0.8%

Fidelity Cash Central Fund, 0.16% (c)	102,549	102,580
Fidelity Securities Lending Cash Central Fund, 0.11% (c)(d)	179,844	179,862
TOTAL MONEY MARKET FUNDS (Cost $282,432)		282,442
TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $48,362,573)		35,694,554
NET OTHER ASSETS (LIABILITIES) – 0.5%		164,704
NET ASSETS – 100.0%		$ 35,859,258

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.

See accompanying notes which are an integral part of the financial statements.
10

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts	5	June 2020	$409,575	$30,725	$30,725
The notional amount of futures purchased as a percentage of Net Assets is 1.1%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$839
Fidelity Securities Lending Cash Central Fund	30
Total	$869
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
11

Fidelity® International High Dividend ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Consumer Discretionary	$ 6,586,392	$ 6,586,392	$ —	$ —
Consumer Staples	1,629,667	1,629,667	—	—
Energy	4,205,933	4,205,933	—	—
Financials	8,968,962	8,968,962	—	—
Health Care	2,342,274	2,342,274	—	—
Industrials	3,114,564	3,114,564	—	—
Information Technology	138,236	138,236	—	—
Materials	142,235	142,235	—	—
Real Estate	4,021,959	4,021,959	—	—
Utilities	4,261,890	4,261,890	—	—
Money Market Funds	282,442	282,442	—	—
Total Investments in Securities:	$ 35,694,554	$ 35,694,554	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 30,725	$ 30,725	$ —	$ —
Total Assets	$ 30,725	$ 30,725	—	$ —
Total Derivative Instruments:	$ 30,725	$ 30,725	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$30,725	$0
Total Equity Risk	30,725	0
Total Value of Derivatives	$30,725	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
12

Fidelity® International Value Factor ETF
Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.2%
	Shares	Value
AUSTRALIA – 4.0%
Australia & New Zealand Banking Group Ltd.	11,547	$ 127,761
BHP Group Ltd.	7,374	156,178
CSL Ltd.	739	149,714
Macquarie Group Ltd.	1,833	123,199
TOTAL AUSTRALIA		556,852
BERMUDA – 1.1%
Hongkong Land Holdings Ltd.	9,589	40,370
Jardine Matheson Holdings Ltd.	2,423	106,515
TOTAL BERMUDA		146,885
CANADA – 6.3%
Air Canada (a)	5,732	83,528
Canadian Apartment Properties REIT	258	8,898
Canadian Natural Resources Ltd.	4,800	80,556
CGI, Inc. (a)	1,184	75,671
Fairfax Financial Holdings Ltd.	244	66,302
Manulife Financial Corp.	7,035	88,789
Suncor Energy, Inc.	4,997	89,294
Teck Resources Ltd. Class B	11,878	104,930
The Bank of Nova Scotia	3,097	124,420
The Toronto-Dominion Bank	3,720	155,769
TOTAL CANADA		878,157
CAYMAN ISLANDS – 0.8%
CK Asset Holdings Ltd.	17,000	107,451
TOTAL CAYMAN ISLANDS		107,451
DENMARK – 2.1%
Novo Nordisk A/S Class B	2,620	167,071
Pandora A/S	3,442	122,253
TOTAL DENMARK		289,324
FRANCE – 9.2%
Atos SE	1,495	106,534
Capgemini SE	1,120	105,180
Cie de Saint-Gobain	4,875	129,271
Peugeot S.A.	7,966	114,082
Publicis Groupe S.A.	4,442	131,996
Renault S.A.	4,323	85,732
Sanofi	1,775	173,399
Schneider Electric SE	2,157	197,180
Societe Generale S.A.	6,147	96,010
TOTAL S.A.	3,813	137,194
TOTAL FRANCE		1,276,578
GERMANY – 8.2%
Allianz SE	958	177,205

	Shares	Value

Bayer AG	1,691	$ 111,388
Deutsche Lufthansa AG (a)	12,242	109,388
Fresenius Medical Care AG & Co. KGaA	902	70,797
Fresenius SE & Co. KGaA	1,469	63,765
Merck KGaA	545	63,335
RWE AG	4,383	125,970
SAP SE	2,045	244,014
Vonovia SE	3,552	175,267
TOTAL GERMANY		1,141,129
HONG KONG – 3.1%
AIA Group Ltd.	21,200	196,758
BOC Hong Kong Holdings Ltd.	28,500	87,680
CLP Holdings Ltd.	14,000	149,529
TOTAL HONG KONG		433,967
ITALY – 3.0%
Assicurazioni Generali SpA	7,633	108,811
Enel SpA	22,900	156,414
Eni SpA	6,571	62,717
UniCredit SpA (a)	11,146	85,811
TOTAL ITALY		413,753
JAPAN – 26.1%
Astellas Pharma, Inc.	12,800	213,842
Chubu Electric Power Co., Inc.	4,500	61,376
Daiwa House Industry Co. Ltd.	6,700	172,771
FUJIFILM Holdings Corp.	3,100	148,977
Fujitsu Ltd.	1,300	128,073
Haseko Corp.	11,500	127,115
Hitachi Ltd.	4,600	139,417
Honda Motor Co. Ltd.	7,600	185,531
ITOCHU Corp.	8,200	162,950
Japan Tobacco, Inc.	8,000	150,708
JXTG Holdings, Inc.	20,800	74,439
KDDI Corp.	5,600	162,813
Kirin Holdings Co. Ltd.	7,400	143,834
Marubeni Corp.	23,200	113,684
Mitsubishi Corp.	7,600	163,464
Mitsubishi UFJ Financial Group, Inc.	44,100	179,105
Mitsui & Co. Ltd.	10,600	150,076
MS&AD Insurance Group Holdings, Inc.	5,200	151,816
Nikon Corp.	12,500	117,712
Nippon Telegraph & Telephone Corp.	6,000	137,074
Shionogi & Co. Ltd.	3,500	194,057
Showa Denko KK	8,800	195,446
Sony Corp.	3,500	226,886
Sumitomo Corp.	11,600	133,264
TOTAL JAPAN		3,634,430

See accompanying notes which are an integral part of the financial statements.
13

Fidelity® International Value Factor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
JERSEY – 0.7%
Glencore PLC (a)	54,855	$ 101,781
TOTAL JERSEY		101,781
LUXEMBOURG – 0.7%
ArcelorMittal S.A.	9,085	99,528
TOTAL LUXEMBOURG		99,528
NETHERLANDS – 5.3%
Fiat Chrysler Automobiles N.V.	13,980	122,743
Heineken Holding N.V.	964	75,072
Koninklijke Ahold Delhaize N.V.	4,598	111,602
NN Group N.V.	3,845	111,224
Randstad N.V.	4,308	172,841
Unilever N.V.	2,979	148,723
TOTAL NETHERLANDS		742,205
NORWAY – 0.4%
Equinor ASA	4,128	57,944
TOTAL NORWAY		57,944
SINGAPORE – 2.6%
Genting Singapore Ltd.	264,400	147,442
Singapore Telecommunications Ltd.	40,900	82,224
Singapore Telecommunications Ltd.	600	1,193
Wilmar International Ltd.	53,500	135,679
TOTAL SINGAPORE		366,538
SPAIN – 1.2%
Banco Santander S.A.	47,840	106,763
International Consolidated Airlines Group S.A.	20,552	57,524
TOTAL SPAIN		164,287
SWEDEN – 1.7%
Essity AB Class B (a)	3,217	104,574
Volvo AB Class B	10,104	130,500
TOTAL SWEDEN		235,074

	Shares	Value
SWITZERLAND – 9.4%
Adecco Group AG	2,322	$ 101,791
Credit Suisse Group AG	20,013	180,939
Nestle S.A.	3,945	416,511
Novartis AG	3,302	281,430
Roche Holding AG	938	326,014
TOTAL SWITZERLAND		1,306,685
UNITED KINGDOM – 13.3%
Aviva PLC	32,698	99,727
Babcock International Group PLC	21,101	112,185
Barclays PLC	84,621	113,034
BHP Group PLC	8,244	138,946
British American Tobacco PLC	4,272	165,992
Carnival PLC	4,969	68,662
Centrica PLC	124,941	62,880
GlaxoSmithKline PLC	7,733	162,014
Imperial Brands PLC	4,456	94,370
Legal & General Group PLC	43,696	112,767
Micro Focus International PLC	12,400	75,342
Rio Tinto PLC	3,448	160,244
Royal Dutch Shell PLC Class B	10,650	172,807
Unilever PLC	2,604	134,733
Vodafone Group PLC	125,991	178,212
TOTAL UNITED KINGDOM		1,851,915
TOTAL COMMON STOCKS (Cost $16,591,504)		13,804,483
TOTAL INVESTMENT IN SECURITIES – 99.2% (Cost $16,591,504)		13,804,483
NET OTHER ASSETS (LIABILITIES) – 0.8%		105,361
NET ASSETS – 100.0%		$ 13,909,844

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a) Non-income producing.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts	1	June 2020	$81,915	$8,050	$8,050
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
See accompanying notes which are an integral part of the financial statements.
14

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$163
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 693,512	$ 693,512	$ —	$ —
Consumer Discretionary	1,318,158	1,318,158	—	—
Consumer Staples	1,681,798	1,681,798	—	—
Energy	674,951	674,951	—	—
Financials	2,493,890	2,493,890	—	—
Health Care	1,976,826	1,976,826	—	—
Industrials	1,924,161	1,924,161	—	—
Information Technology	1,023,208	1,023,208	—	—
Materials	957,053	957,053	—	—
Real Estate	504,757	504,757	—	—
Utilities	556,169	556,169	—	—
Total Investments in Securities:	$ 13,804,483	$ 13,804,483	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 8,050	$ 8,050	$ —	$ —
Total Assets	$ 8,050	$ 8,050	—	$ —
Total Derivative Instruments:	$ 8,050	$ 8,050	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$8,050	$0
Total Equity Risk	8,050	0
Total Value of Derivatives	$8,050	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
15

Fidelity® Targeted Emerging Markets Factor ETF
Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.1%
	Shares	Value
BERMUDA – 1.6%
China Resources Gas Group Ltd.	22,000	$ 124,298
Cosan Ltd. Class A (a)	1,002	13,366
TOTAL BERMUDA		137,664
BRAZIL – 4.0%
Ambev S.A.	25,300	53,000
B3 S.A. - Brasil Bolsa Balcao	5,700	40,455
BB Seguridade Participacoes S.A.	4,800	23,542
Cosan S.A.	1,200	13,376
Ez Tec Empreendimentos e Participacoes S.A.	4,700	26,229
Hapvida Participacoes e Investimentos S.A. (b)	11,400	110,435
IRB Brasil Resseguros S/A	3,800	7,174
Lojas Renner S.A.	5,570	39,501
Vale S.A.	3,200	26,518
TOTAL BRAZIL		340,230
CAYMAN ISLANDS – 11.4%
ANTA Sports Products Ltd.	9,000	75,983
Autohome, Inc. ADR	311	25,549
Bosideng International Holdings Ltd.	196,000	53,346
Fu Shou Yuan International Group Ltd.	73,000	65,727
Hengan International Group Co. Ltd.	10,500	93,659
Momo, Inc. ADR	802	19,312
NetEase, Inc. ADR	137	47,259
New Oriental Education & Technology Group, Inc. ADR (a)	618	78,894
Shenzhou International Group Holdings Ltd.	5,800	67,596
SINA Corp. (a)	565	19,080
Sino Biopharmaceutical Ltd.	107,000	156,518
TAL Education Group ADR (a)	1,668	90,389
Vipshop Holdings Ltd. ADR (a)	4,691	74,728
Want Want China Holdings Ltd.	100,000	71,720
Zhen Ding Technology Holding Ltd.	4,000	14,528
TOTAL CAYMAN ISLANDS		954,288
CHILE – 1.0%
Banco de Credito e Inversiones S.A.	764	28,329
Cia Cervecerias Unidas S.A.	8,055	57,813
TOTAL CHILE		86,142
CHINA – 10.0%
Agricultural Bank of China Ltd. Class H	81,000	34,062
Anhui Conch Cement Co. Ltd. Class H	3,500	27,540
Bank of China Ltd. Class H	144,000	55,168
China Construction Bank Corp. Class H	156,000	127,177
China Merchants Bank Co. Ltd. Class H	9,500	45,525

	Shares	Value

China Minsheng Banking Corp. Ltd. Class H	25,000	$ 18,704
China Pacific Insurance Group Co. Ltd. Class H	7,400	24,532
China Shenhua Energy Co. Ltd. Class H	11,500	20,560
Guotai Junan Securities Co. Ltd. Class H (b)	7,600	10,941
Industrial & Commercial Bank of China Ltd. Class H	135,000	91,772
Jiangsu Expressway Co. Ltd. Class H	80,000	95,455
New China Life Insurance Co. Ltd. Class H	3,900	13,533
PICC Property & Casualty Co. Ltd. Class H	18,000	17,252
Ping An Insurance Group Co. of China Ltd. Class H	10,000	102,807
Postal Savings Bank of China Co. Ltd. Class H (b)	27,000	16,195
Shenzhen Expressway Co. Ltd. Class H	80,000	91,121
The People's Insurance Co. Group of China Ltd. Class H	36,000	11,795
TravelSky Technology Ltd. Class H	21,000	37,111
TOTAL CHINA		841,250
COLOMBIA – 0.3%
Bancolombia S.A.	3,522	22,751
TOTAL COLOMBIA		22,751
CYPRUS – 0.8%
Globaltrans Investment PLC GDR	11,181	63,284
TOTAL CYPRUS		63,284
EGYPT – 0.4%
Commercial International Bank Egypt SAE	7,380	29,965
TOTAL EGYPT		29,965
GREECE – 0.7%
JUMBO S.A.	3,986	62,388
TOTAL GREECE		62,388
HONG KONG – 4.2%
China Everbright Ltd.	6,000	9,179
China Mobile Ltd.	9,000	72,501
China Resources Pharmaceutical Group Ltd. (b)	152,500	96,390
CNOOC Ltd.	22,000	24,945
Guangdong Investment Ltd.	58,000	120,603
Hua Hong Semiconductor Ltd. (b)	17,000	33,025
TOTAL HONG KONG		356,643

See accompanying notes which are an integral part of the financial statements.
16

Common Stocks – continued
	Shares	Value
INDIA – 11.2%
Bajaj Auto Ltd.	1,106	$ 38,636
Coal India Ltd.	7,356	14,546
Divi's Laboratories Ltd.	5,691	176,797
Eicher Motors Ltd.	183	35,842
Federal Bank Ltd.	20,920	13,595
HCL Technologies Ltd.	2,251	16,293
HDFC Bank Ltd.	7,251	96,731
HDFC Life Insurance Co. Ltd. (b)	3,625	24,187
Hero MotoCorp Ltd.	1,482	42,760
Hindustan Unilever Ltd.	3,453	100,930
ICICI Lombard General Insurance Co. Ltd. (b)	1,409	24,215
ICICI Prudential Life Insurance Co. Ltd. (b)	4,076	22,360
Indiabulls Housing Finance Ltd.	6,643	11,739
Info Edge India Ltd.	621	21,067
Infosys Ltd.	5,478	52,194
Kotak Mahindra Bank Ltd.	2,201	39,779
Nestle India Ltd.	333	79,485
NMDC Ltd.	9,744	10,452
Oil & Natural Gas Corp. Ltd.	12,732	13,547
Petronet LNG Ltd.	4,735	15,322
Pidilite Industries Ltd.	768	15,617
Power Finance Corp. Ltd.	14,801	18,803
SBI Life Insurance Co. Ltd. (b)	2,221	21,497
Tata Consultancy Services Ltd.	1,400	37,555
TOTAL INDIA		943,949
INDONESIA – 3.1%
Adaro Energy Tbk PT	175,600	10,861
Bank Central Asia Tbk PT	23,900	41,534
Bank Rakyat Indonesia Persero Tbk PT	134,200	24,630
Kalbe Farma Tbk PT	1,451,600	140,524
Telekomunikasi Indonesia Persero Tbk PT	137,500	32,353
United Tractors Tbk PT	12,600	13,807
TOTAL INDONESIA		263,709
JERSEY – 0.3%
Polymetal International PLC	678	13,961
WNS Holdings Ltd. ADR (a)	267	13,043
TOTAL JERSEY		27,004
LUXEMBOURG – 0.1%
Ternium S.A. ADR	534	7,257
TOTAL LUXEMBOURG		7,257
MALAYSIA – 5.7%
DiGi.Com Bhd	25,600	27,624
Genting Bhd	53,700	52,077

	Shares	Value

Malayan Banking Bhd	18,900	$ 33,273
Nestle Malaysia Bhd	2,100	68,421
Petronas Chemicals Group Bhd	13,500	17,581
Petronas Gas Bhd	30,300	108,516
PPB Group Bhd	16,100	61,629
Telekom Malaysia Bhd	26,000	24,367
Westports Holdings Bhd	97,800	84,154
TOTAL MALAYSIA		477,642
MEXICO – 2.4%
Gentera SAB de CV	27,800	11,186
Grupo Aeroportuario del Pacifico SAB de CV Class B	8,300	52,498
Grupo Aeroportuario del Sureste SAB de CV Class B	5,335	54,087
Kimberly-Clark de Mexico SAB de CV Class A	36,800	52,611
Megacable Holdings SAB de CV	10,400	26,238
Orbia Advance Corp. SAB de CV	5,100	6,092
TOTAL MEXICO		202,712
PHILIPPINES – 1.5%
BDO Unibank, Inc.	8,980	17,992
Manila Electric Co.	21,680	109,411
TOTAL PHILIPPINES		127,403
POLAND – 0.4%
Asseco Poland S.A.	975	15,751
Cyfrowy Polsat S.A.	2,319	14,313
TOTAL POLAND		30,064
QATAR – 0.7%
Qatar National Bank QPSC	11,548	54,648
TOTAL QATAR		54,648
RUSSIA – 3.5%
Gazprom PJSC	9,650	24,794
Inter RAO UES PJSC	1,487,000	100,543
LUKOIL PJSC	338	22,061
MMC Norilsk Nickel PJSC	69	19,107
Novatek PJSC	893	12,525
Rostelecom PJSC (a)	11,340	12,590
Sberbank of Russia PJSC	24,130	64,364
Surgutneftegas PJSC	14,600	7,328
Tatneft PJSC	1,524	11,335
VTB Bank PJSC	45,380,000	21,417
TOTAL RUSSIA		296,064
SAUDI ARABIA – 1.2%
Jarir Marketing Co.	1,932	75,942
See accompanying notes which are an integral part of the financial statements.
17

Fidelity® Targeted Emerging Markets Factor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SAUDI ARABIA – continued
Southern Province Cement Co.	1,710	$ 24,364
TOTAL SAUDI ARABIA		100,306
SOUTH AFRICA – 2.3%
Absa Group Ltd.	4,277	21,263
AVI Ltd.	14,211	60,899
Capitec Bank Holdings Ltd.	427	20,972
Kumba Iron Ore Ltd.	749	14,385
Momentum Metropolitan Holdings	23,316	22,218
Motus Holdings Ltd. (a)	14,030	22,918
Sappi Ltd. (a)	7,434	9,108
Vodacom Group Ltd.	2,583	17,331
TOTAL SOUTH AFRICA		189,094
SOUTH KOREA – 13.1%
Cheil Worldwide, Inc.	1,392	20,221
DB Insurance Co. Ltd.	1,362	49,351
Doosan Bobcat, Inc.	3,790	73,097
Douzone Bizon Co. Ltd.	25	1,803
Hyundai Marine & Fire Insurance Co. Ltd.	2,601	55,715
Iljin Materials Co. Ltd.	28	916
Kakao Corp.	229	34,582
Kangwon Land, Inc.	2,555	52,528
Kia Motors Corp.	2,075	50,493
KMW Co. Ltd. (a)	35	1,752
KT&G Corp.	1,071	71,286
LG Display Co. Ltd. (a)	287	2,603
LG Innotek Co. Ltd.	18	1,950
LG Uplus Corp.	2,316	25,375
Medy-Tox, Inc.	7	664
NAVER Corp.	316	51,221
NCSoft Corp.	60	31,663
Pearl Abyss Corp. (a)	160	25,252
S-1 Corp.	1,271	90,231
Samsung Electro-Mechanics Co. Ltd.	75	6,986
Samsung Electronics Co. Ltd.	7,548	309,738
Samsung SDI Co. Ltd.	71	16,665
Samsung SDS Co. Ltd.	51	6,802
SK Hynix, Inc.	697	47,880
SK Telecom Co. Ltd.	160	27,773
WONIK IPS Co. Ltd. (a)	43	983
Woongjin Coway Co. Ltd.	823	41,473
TOTAL SOUTH KOREA		1,099,003
TAIWAN – 12.3%
Catcher Technology Co. Ltd.	3,000	23,002
Chicony Electronics Co. Ltd.	6,000	17,029
Chunghwa Telecom Co. Ltd.	11,000	40,506

	Shares	Value

E.Sun Financial Holding Co. Ltd.	59,550	$ 54,671
Far EasTone Telecommunications Co. Ltd.	12,000	26,795
Formosa Plastics Corp.	9,000	26,604
Foxconn Technology Co. Ltd.	9,000	17,433
Lite-On Technology Corp.	12,000	18,765
Nanya Technology Corp.	7,000	15,301
Novatek Microelectronics Corp.	3,000	18,815
Pou Chen Corp.	59,000	55,951
Radiant Opto-Electronics Corp.	5,000	16,612
Sino-American Silicon Products, Inc.	5,000	14,982
Taichung Commercial Bank Co. Ltd.	103,784	39,962
Taiwan Business Bank	106,900	39,005
Taiwan Cement Corp.	16,000	23,244
Taiwan Cooperative Financial Holding Co. Ltd.	71,070	48,039
Taiwan Mobile Co. Ltd.	8,000	28,921
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	266,238
Tripod Technology Corp.	4,000	14,326
Uni-President Enterprises Corp.	36,000	84,139
United Microelectronics Corp.	41,000	21,440
Voltronic Power Technology Corp.	4,150	99,087
Yageo Corp.	2,000	26,298
TOTAL TAIWAN		1,037,165
THAILAND – 2.2%
Advanced Info Service PCL	4,600	28,150
Airports of Thailand PCL	45,200	86,963
Airports of Thailand PCL	700	1,347
Intouch Holdings PCL Class F	14,300	23,646
The Siam Cement PCL	1,700	18,180
The Siam Cement PCL	100	1,069
Tisco Financial Group PCL	9,600	21,808
TOTAL THAILAND		181,163
TURKEY – 1.6%
Akbank T.A.S. (a)	24,362	20,530
BIM Birlesik Magazalar AS	9,630	76,260
Turkiye Garanti Bankasi AS (a)	16,991	20,274
Turkiye Is Bankasi AS Class C (a)	25,068	17,753
TOTAL TURKEY		134,817
UNITED ARAB EMIRATES – 1.0%
Abu Dhabi Islamic Bank PJSC	19,919	19,469
Dubai Islamic Bank PJSC	20,995	20,977
Emirates NBD Bank PJSC	9,647	22,587
Emirates Telecommunications Group Co. PJSC	5,254	22,171
TOTAL UNITED ARAB EMIRATES		85,204

See accompanying notes which are an integral part of the financial statements.
18

Common Stocks – continued
	Shares	Value
UNITED STATES OF AMERICA – 1.1%
Yum China Holdings, Inc.	1,869	$ 90,572
TOTAL UNITED STATES OF AMERICA		90,572
TOTAL COMMON STOCKS (Cost $9,373,271)		8,242,381
Preferred Stock – 1.5%

BRAZIL – 1.5%
Cia de Transmissao de Energia Eletrica Paulista	27,700	99,424
Itausa - Investimentos Itau S.A.	16,900	28,097
TOTAL BRAZIL		127,521
RUSSIA – 0.0%
Transneft PJSC	2	3,692
TOTAL RUSSIA		3,692
TOTAL PREFERRED STOCKS (Cost $201,133)		131,213
TOTAL INVESTMENT IN SECURITIES – 99.6% (Cost $9,574,404)		8,373,594
NET OTHER ASSETS (LIABILITIES) – 0.4%		30,129
NET ASSETS – 100.0%		$ 8,403,723

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $359,245 or 4.3% of net assets.
Investment Valuation
All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
See accompanying notes which are an integral part of the financial statements.
19

Fidelity® Targeted International Factor ETF
Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.8%
	Shares	Value
AUSTRALIA – 4.2%
Aristocrat Leisure Ltd.	2,855	$ 47,645
ASX Ltd.	611	32,622
Caltex Australia Ltd.	636	10,376
Coca-Cola Amatil Ltd.	7,910	44,951
Commonwealth Bank of Australia	1,410	57,871
Fortescue Metals Group Ltd.	2,959	23,169
Magellan Financial Group Ltd.	724	24,184
Medibank Pvt Ltd.	15,798	27,926
Rio Tinto Ltd.	384	22,000
Sonic Healthcare Ltd.	1,509	26,862
Wesfarmers Ltd.	2,711	66,896
TOTAL AUSTRALIA		384,502
AUSTRIA – 0.1%
OMV AG	119	3,897
TOTAL AUSTRIA		3,897
BELGIUM – 1.3%
Aedifica S.A.	907	87,721
Sofina S.A.	139	32,733
TOTAL BELGIUM		120,454
BERMUDA – 0.5%
Jardine Matheson Holdings Ltd.	577	25,365
Jardine Strategic Holdings Ltd.	910	19,610
TOTAL BERMUDA		44,975
CANADA – 6.1%
Air Canada (a)	1,311	19,104
Alimentation Couche-Tard, Inc. Class B	2,381	66,581
BCE, Inc.	2,382	96,535
Boyd Group Services, Inc.	255	35,957
Canadian Apartment Properties REIT	1,711	59,007
CI Financial Corp.	2,039	21,712
Constellation Software, Inc.	20	19,274
Great-West Lifeco, Inc.	1,493	24,637
Imperial Oil Ltd.	570	9,230
Intact Financial Corp.	384	36,624
Kirkland Lake Gold Ltd.	550	22,785
Manulife Financial Corp.	2,770	34,960
Parkland Fuel Corp.	384	9,104
Power Corp. of Canada	1,560	25,001
Sun Life Financial, Inc.	1,041	35,758
Suncor Energy, Inc.	681	12,169
Wheaton Precious Metals Corp.	749	28,521
TOTAL CANADA		556,959
DENMARK – 2.1%
Coloplast A/S Class B	115	18,185

	Shares	Value

Genmab A/S (a)	63	$ 15,147
Novo Nordisk A/S Class B	817	52,098
Novozymes A/S Class B	297	14,548
Pandora A/S	1,428	50,720
SimCorp A/S	125	11,563
Tryg A/S	1,069	28,300
TOTAL DENMARK		190,561
FAROE ISLANDS – 0.4%
Bakkafrost P/F	650	32,215
TOTAL FAROE ISLANDS		32,215
FINLAND – 1.6%
Elisa Oyj	1,733	105,234
Kone Oyj Class B	488	29,569
Orion Oyj Class B	225	11,430
TOTAL FINLAND		146,233
FRANCE – 7.2%
Air Liquide S.A.	213	27,086
BNP Paribas S.A.	1,159	36,402
Bureau Veritas S.A.	1,097	22,757
Dassault Systemes SE	105	15,359
Edenred	287	11,559
Eiffage S.A.	259	21,191
EssilorLuxottica S.A.	478	58,978
Hermes International	80	58,515
Legrand S.A.	445	29,985
L'Oreal S.A.	312	90,662
LVMH Moet Hennessy Louis Vuitton SE	270	104,231
Sanofi	560	54,706
Sodexo S.A.	479	38,037
Teleperformance	128	28,671
TOTAL S.A.	537	19,322
Vinci S.A.	468	38,291
TOTAL FRANCE		655,752
GERMANY – 3.6%
Allianz SE	329	60,856
Beiersdorf AG	454	47,529
Carl Zeiss Meditec AG	82	8,079
Covestro AG (b)	352	11,829
Deutsche Boerse AG	279	43,317
Knorr-Bremse AG	387	35,971
Merck KGaA	118	13,713
MTU Aero Engines AG	159	21,647
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	176	38,709

See accompanying notes which are an integral part of the financial statements.
20

Common Stocks – continued
	Shares	Value
GERMANY – continued
SAP SE	371	$ 44,268
TOTAL GERMANY		325,918
HONG KONG – 2.5%
CLP Holdings Ltd.	10,500	112,147
Link REIT	13,200	118,508
TOTAL HONG KONG		230,655
ISRAEL – 0.7%
Bank Leumi Le-Israel BM	5,040	27,430
Israel Discount Bank Ltd. Class A	7,421	24,310
Nice Ltd. (a)	86	14,378
TOTAL ISRAEL		66,118
ITALY – 5.3%
Atlantia SpA	988	16,076
Enel SpA	15,952	108,957
Eni SpA	773	7,378
Hera SpA	21,723	80,373
Italgas SpA	14,879	83,196
Moncler SpA	1,720	64,618
Poste Italiane SpA (b)	2,853	24,224
Recordati SpA	234	10,167
Snam SpA	19,076	85,415
TOTAL ITALY		480,404
JAPAN – 26.5%
Asahi Kasei Corp.	2,600	18,600
Astellas Pharma, Inc.	2,200	36,754
Bandai Namco Holdings, Inc.	1,300	66,024
Central Japan Railway Co.	200	31,804
Daito Trust Construction Co. Ltd.	900	86,814
Electric Power Development Co. Ltd.	4,300	86,857
FUJIFILM Holdings Corp.	500	24,029
Haseko Corp.	5,400	59,689
Hikari Tsushin, Inc.	300	58,886
Hoya Corp.	400	36,905
ITOCHU Corp.	2,100	41,731
Japan Airlines Co. Ltd.	1,200	21,770
Japan Exchange Group, Inc.	1,900	35,749
Japan Prime Realty Investment Corp.	24	67,106
Kajima Corp.	2,700	28,531
Kakaku.com, Inc.	3,200	65,834
Kao Corp.	1,200	93,320
KDDI Corp.	3,800	110,480
Kintetsu Group Holdings Co. Ltd.	700	33,778
Kobayashi Pharmaceutical Co. Ltd.	900	83,658
M3, Inc.	1,000	36,377
Mitsui & Co. Ltd.	2,700	38,227

	Shares	Value

MS&AD Insurance Group Holdings, Inc.	1,100	$ 32,115
Nippon Building Fund, Inc.	14	84,182
Nippon Telegraph & Telephone Corp.	4,100	93,667
Nissan Chemical Corp.	600	23,229
Nomura Research Institute Ltd.	900	22,169
NTT Data Corp.	1,700	17,567
NTT DOCOMO, Inc.	3,700	108,922
Obayashi Corp.	3,300	29,379
Obic Co. Ltd.	200	30,336
Oriental Land Co. Ltd.	700	89,550
ORIX Corp.	2,300	27,724
Santen Pharmaceutical Co. Ltd.	1,500	26,708
Secom Co. Ltd.	500	42,105
Sekisui House Ltd.	3,600	62,567
Shionogi & Co. Ltd.	500	27,723
Skylark Holdings Co. Ltd.	3,800	56,928
Sohgo Security Services Co. Ltd.	700	33,843
Sony Corp.	1,800	116,684
Sony Financial Holdings, Inc.	1,300	25,116
Suntory Beverage & Food Ltd.	1,600	60,672
Tokio Marine Holdings, Inc.	900	42,806
Toppan Printing Co. Ltd.	1,800	27,134
Toyo Suisan Kaisha Ltd.	1,600	77,206
Trend Micro, Inc.	400	20,461
USS Co. Ltd.	4,000	63,964
TOTAL JAPAN		2,405,680
JERSEY – 0.6%
Experian PLC	1,056	31,648
Ferguson PLC	346	25,033
TOTAL JERSEY		56,681
NETHERLANDS – 3.1%
ASR Nederland N.V.	876	23,555
Euronext N.V. (b)	389	32,637
Heineken Holding N.V.	517	40,262
Heineken N.V.	562	47,780
Koninklijke DSM N.V.	153	18,727
SBM Offshore N.V.	303	3,835
Unilever N.V.	1,696	84,671
Wolters Kluwer N.V.	380	27,936
TOTAL NETHERLANDS		279,403
NEW ZEALAND – 1.1%
Meridian Energy Ltd.	28,246	78,245
Ryman Healthcare Ltd.	2,859	21,360
TOTAL NEW ZEALAND		99,605
NORWAY – 1.6%
Equinor ASA	444	6,232
See accompanying notes which are an integral part of the financial statements.
21

Fidelity® Targeted International Factor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
NORWAY – continued
Orkla ASA	5,026	$ 45,610
Telenor ASA	6,060	93,246
TOTAL NORWAY		145,088
PORTUGAL – 0.1%
Galp Energia SGPS S.A.	385	4,434
TOTAL PORTUGAL		4,434
SINGAPORE – 2.3%
Mapletree Commercial Trust	57,400	79,920
Oversea-Chinese Banking Corp. Ltd.	6,756	43,386
Singapore Exchange Ltd.	6,600	45,244
United Overseas Bank Ltd.	2,700	39,013
TOTAL SINGAPORE		207,563
SPAIN – 3.1%
Aena SME S.A. (b)	137	17,331
Amadeus IT Group S.A.	262	12,604
Enagas S.A.	3,766	87,819
Endesa S.A.	3,769	83,596
Grifols S.A.	368	12,519
Industria de Diseno Textil S.A.	2,740	69,776
TOTAL SPAIN		283,645
SWEDEN – 3.7%
Atlas Copco AB Class A	1,199	41,652
Epiroc AB Class A	2,787	27,998
Hennes & Mauritz AB Class B	3,766	52,515
ICA Gruppen AB	1,022	44,596
Industrivarden AB Class A (a)	1,385	28,757
Swedish Match AB	900	55,803
Telia Co. AB	24,870	85,937
TOTAL SWEDEN		337,258
SWITZERLAND – 9.6%
Baloise Holding AG	221	33,088
Cembra Money Bank AG	324	30,800
EMS-Chemie Holding AG	21	13,610
Galenica AG (b)	142	10,159
Geberit AG	61	27,373
Givaudan S.A.	6	20,099
Kuehne + Nagel International AG	173	24,745
Nestle S.A.	2,318	244,733
Novartis AG	1,147	97,759
Partners Group Holding AG	48	37,787
PSP Swiss Property AG	847	98,465
Roche Holding AG	327	113,653
Sonova Holding AG	56	10,113
Swisscom AG	197	102,424

	Shares	Value

Tecan Group AG	34	$ 10,970
TOTAL SWITZERLAND		875,778
UNITED KINGDOM – 11.5%
3i Group PLC	2,864	28,322
Admiral Group PLC	1,297	38,118
AstraZeneca PLC	628	65,921
BHP Group PLC	1,148	19,349
British American Tobacco PLC	2,289	88,941
Compass Group PLC	4,019	67,727
Diageo PLC	2,396	83,110
Direct Line Insurance Group PLC	8,575	29,474
GlaxoSmithKline PLC	2,438	51,079
Halma PLC	524	13,814
Howden Joinery Group PLC	2,725	18,052
IG Group Holdings PLC	4,237	40,323
Legal & General Group PLC	11,737	30,290
London Stock Exchange Group PLC	488	45,894
Next PLC	920	54,842
Reckitt Benckiser Group PLC	911	76,185
RELX PLC	1,781	40,358
Rightmove PLC	11,630	72,995
Rio Tinto PLC	501	23,284
Royal Dutch Shell PLC Class B	1,575	25,556
Smith & Nephew PLC	721	14,169
Tate & Lyle PLC	3,854	34,622
The Sage Group PLC	1,498	12,093
Unilever PLC	1,360	70,367
TOTAL UNITED KINGDOM		1,044,885
TOTAL COMMON STOCKS (Cost $9,764,910)		8,978,663
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 0.16% (c) (Cost $7,006)	7,004	7,006
TOTAL INVESTMENT IN SECURITIES – 98.9% (Cost $9,771,916)		8,985,669
NET OTHER ASSETS (LIABILITIES) – 1.1%		101,796
NET ASSETS – 100.0%		$ 9,087,465

See accompanying notes which are an integral part of the financial statements.
22

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,180 or 1.1% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts	1	June 2020	$81,915	$3,543	$3,543
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$19
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
23

Fidelity® Targeted International Factor ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 935,274	$ 935,274	$ —	$ —
Consumer Discretionary	1,308,792	1,308,792	—	—
Consumer Staples	1,513,474	1,513,474	—	—
Energy	111,533	111,533	—	—
Financials	1,327,774	1,327,774	—	—
Health Care	782,556	782,556	—	—
Industrials	954,622	954,622	—	—
Information Technology	269,474	269,474	—	—
Materials	286,836	286,836	—	—
Real Estate	681,723	681,723	—	—
Utilities	806,605	806,605	—	—
Money Market Fund	7,006	7,006	—	—
Total Investments in Securities:	$ 8,985,669	$ 8,985,669	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 3,543	$ 3,543	$ —	$ —
Total Assets	$ 3,543	$ 3,543	—	$ —
Total Derivative Instruments:	$ 3,543	$ 3,543	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$3,543	$0
Total Equity Risk	3,543	0
Total Value of Derivatives	$3,543	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
24

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25

Financial Statements
Statements of Assets and Liabilities
April 30, 2020 (Unaudited)
	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF	Fidelity Targeted Emerging Markets Factor ETF	Fidelity Targeted International Factor ETF
Assets
Investments in securities, at value (including securities loaned of $166,199, $—, $— and $—, respectively) – See accompanying schedule:
Unaffiliated issuers	$ 35,412,112	$13,804,483	$ 8,373,594	$ 8,978,663
Fidelity Central Funds	282,442	—	—	7,006
Total Investments in Securities	$ 35,694,554	$13,804,483	$ 8,373,594	$ 8,985,669
Segregated cash with brokers for derivative instruments	47,000	9,400	—	9,400
Cash	22,760	—	2,566	28,266
Foreign currency held at value (cost $40,518, $11,719, $12,473 and $14,337, respectively)	40,814	11,782	12,542	14,533
Dividends receivable	254,833	93,341	18,722	54,122
Distributions receivable from Fidelity Central Funds	5	—	—	1
Receivable from investment adviser for expense reductions	—	902	858	817
Total assets	36,059,966	13,919,908	8,408,282	9,092,808
Liabilities
Payable to custodian bank	—	288	—	—
Payable for investments purchased	—	3,512	—	—
Accrued management fees	11,052	3,731	2,954	2,822
Payable for daily variation margin on futures contracts	8,675	1,735	—	1,735
Proxy fees payable	1,119	798	811	786
Other payables and accrued expenses	—	—	794	—
Collateral on securities loaned, at value	179,862	—	—	—
Total liabilities	200,708	10,064	4,559	5,343
Net Assets	$ 35,859,258	$13,909,844	$ 8,403,723	$ 9,087,465
Net Assets consist of:
Paid in capital	50,372,495	18,216,595	10,008,903	10,020,760
Total accumulated earnings (loss)	(14,513,237)	(4,306,751)	(1,605,180)	(933,295)
Net Assets	$ 35,859,258	$13,909,844	$ 8,403,723	$ 9,087,465
Shares outstanding	2,300,000	800,000	400,000	400,000
Net Asset Value, offering price and redemption price per share	$ 15.59	$ 17.39	$ 21.01	$ 22.72
Investments at cost – Unaffiliated issuers	$ 48,080,141	$16,591,504	$ 9,574,404	$ 9,764,910
Investments at cost – Fidelity Central Funds	282,432	—	—	7,006
Investments at cost	$ 48,362,573	$16,591,504	$ 9,574,404	$ 9,771,916
See accompanying notes which are an integral part of the financial statements.
26

Statements of Operations
For the six months ended April 30, 2020 (Unaudited)
	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF	Fidelity Targeted Emerging Markets Factor ETF	Fidelity Targeted International Factor ETF
Investment Income
Dividends	$ 717,832	$ 188,075	$ 126,158	$ 153,566
Non-Cash dividends	61,251	—	—	—
Interest	97	31	7	—
Income from Fidelity Central Funds (including $30, $—, $— and $—, from security lending, respectively)	869	163	—	19
Income before foreign taxes withheld	780,049	188,269	126,165	153,585
Less foreign taxes withheld	(51,735)	(15,996)	(14,435)	(18,788)
Total income	728,314	172,273	111,730	134,797
Expenses
Management fees	84,989	24,474	20,989	19,401
Independent trustees' compensation	133	38	29	31
Proxy	1,390	902	858	817
Total expenses before reductions	86,512	25,414	21,876	20,249
Expense reductions	(88)	(977)	(1,005)	(838)
Total expenses	86,424	24,437	20,871	19,411
Net investment income (loss)	641,890	147,836	90,859	115,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,645,186)	(25,135)	(139,506)	(644)
Net realized gain (loss) on Fidelity Central Funds	14	—	—	—
Net realized gain (loss) on In-kind redemptions	2,558,805	—	—	—
Net realized gain (loss) on futures contracts	(67,888)	(21,539)	746	2
Net realized gain (loss) on foreign currency transactions	(2,141)	(602)	(1,648)	(196)
Total net realized gain (loss)	(156,396)	(47,276)	(140,408)	(838)
Change in net unrealized appreciation (depreciation) on investment securities (net of decrease in deferred foreign taxes of $-, $-, $15,814 and $-, respectively.)	(12,139,891)	(2,474,763)	(1,320,852)	(1,368,549)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	10	—	—	—
Change in net unrealized appreciation (depreciation) on futures contracts	23,805	6,164	(248)	3,543
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	256	513	(700)	366
Total change in net unrealized appreciation (depreciation)	(12,115,820)	(2,468,086)	(1,321,800)	(1,364,640)
Net gain (loss)	(12,272,216)	(2,515,362)	(1,462,208)	(1,365,478)
Net increase (decrease) in net assets resulting from operations	$(11,630,326)	$(2,367,526)	$(1,371,349)	$(1,250,092)
See accompanying notes which are an integral part of the financial statements.
27

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity International High Dividend ETF		Fidelity International Value Factor ETF
	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 641,890	$ 1,658,285	$ 147,836	$ 477,322
Net realized gain (loss)	(156,396)	(1,337,575)	(47,276)	(928,086)
Change in net unrealized appreciation (depreciation)	(12,115,820)	2,188,190	(2,468,086)	1,562,648
Net increase (decrease) in net assets resulting from operations	(11,630,326)	2,508,900	(2,367,526)	1,111,884
Distributions to shareholders	(843,800)	(1,635,200)	(146,400)	(508,200)
Share transactions
Proceeds from sales of shares	21,235,010	24,648,439	3,288,407	—
Cost of shares redeemed	(16,923,945)	—	—	—
Net increase (decrease) in net assets resulting from share transactions	4,311,065	24,648,439	3,288,407	—
Total increase (decrease) in net assets	(8,163,061)	25,522,139	774,481	603,684
Net Assets
Beginning of period	44,022,319	18,500,180	13,135,363	12,531,679
End of period	$ 35,859,258	$44,022,319	$13,909,844	$13,135,363
Other Information
Shares
Sold	1,000,000	1,200,000	200,000	—
Redeemed	(800,000)	—	—	—
Net increase (decrease)	200,000	1,200,000	200,000	—

See accompanying notes which are an integral part of the financial statements.
28

Statements of Changes in Net Assets
	Fidelity Targeted Emerging Markets Factor ETF		Fidelity Targeted International Factor ETF
	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019A	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 90,859	$ 201,202	$ 115,386	$ 219,486
Net realized gain (loss)	(140,408)	(267,226)	(838)	(135,315)
Change in net unrealized appreciation (depreciation)	(1,321,800)	119,793	(1,364,640)	582,626
Net increase (decrease) in net assets resulting from operations	(1,371,349)	53,769	(1,250,092)	666,797
Distributions to shareholders	(97,200)	(190,400)	(135,600)	(214,400)
Share transactions
Proceeds from sales of shares	—	10,008,903	—	10,020,760
Cost of shares redeemed	—	—	—	—
Net increase (decrease) in net assets resulting from share transactions	—	10,008,903	—	10,020,760
Total increase (decrease) in net assets	(1,468,549)	9,872,272	(1,385,692)	10,473,157
Net Assets
Beginning of period	9,872,272	—	10,473,157	—
End of period	$ 8,403,723	$ 9,872,272	$ 9,087,465	$10,473,157
Other Information
Shares
Sold	—	400,000	—	400,000
Redeemed	—	—	—	—
Net increase (decrease)	—	400,000	—	400,000

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.
See accompanying notes which are an integral part of the financial statements.
29

Financial Statements  – continued
Financial Highlights
	Fidelity International High Dividend ETF
	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019	Year ended October 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 20.96	$ 20.56	$ 25.08
Income from Investment Operations
Net investment income (loss)B	0.28	1.04	0.82
Net realized and unrealized gain (loss)	(5.28)	0.31	(4.63)
Total from investment operations	(5.00)	1.35	(3.81)
Distributions from net investment income	(0.37)	(0.95)	(0.71)
Total distributions	(0.37)	(0.95)	(0.71)
Net asset value, end of period	$ 15.59	$ 20.96	$ 20.56
Total ReturnC,D	(23.81)%	6.84%	(15.44)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39% G,H	.39%	.39% G
Expenses net of fee waivers, if any	.39% G,H	.39%	.39% G
Expenses net of all reductions	.39% G,H	.39%	.39% G
Net investment income (loss)	2.95% G,H	5.07%	4.59% G
Supplemental Data
Net assets, end of period (000 omitted)	$35,859	$44,022	$18,500
Portfolio turnover rateI,J	59% K	47%	42% K

A	For the period January 16, 2018 (commencement of operations) to October 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.
G	Annualized.
H	Proxy expenses are not annualized.
I	Amount does not include the portfolio activity of any underlying funds.
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
30

Financial Highlights
	Fidelity International Value Factor ETF
	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019	Year ended October 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 21.89	$ 20.89	$ 25.00
Income from Investment Operations
Net investment income (loss)B	0.24	0.80	0.62
Net realized and unrealized gain (loss)	(4.50)	1.05	(4.18)
Total from investment operations	(4.26)	1.85	(3.56)
Distributions from net investment income	(0.24)	(0.85)	(0.55)
Total distributions	(0.24)	(0.85)	(0.55)
Net asset value, end of period	$ 17.39	$ 21.89	$ 20.89
Total ReturnC,D	(19.39)%	9.04%	(14.46)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40% G,H	.39%	.39% G
Expenses net of fee waivers, if any	.39% G,H	.39%	.39% G
Expenses net of all reductions	.39% G,H	.39%	.39% G
Net investment income (loss)	2.35% G,H	3.74%	3.38% G
Supplemental Data
Net assets, end of period (000 omitted)	$13,910	$13,135	$12,532
Portfolio turnover rateI	24% J,K	56%	65% J,K

A	For the period January 16, 2018 (commencement of operations) to October 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.
G	Annualized.
H	Proxy expenses are not annualized.
I	Amount does not include the portfolio activity of any underlying funds.
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
31

Financial Statements  – continued
Financial Highlights
	Fidelity Targeted Emerging Markets Factor ETF
	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 24.68	$25.00
Income from Investment Operations
Net investment income (loss)B	0.23	0.50
Net realized and unrealized gain (loss)	(3.66)	(0.34)
Total from investment operations	(3.43)	0.16
Distributions from net investment income	(0.24)	(0.48)
Total distributions	(0.24)	(0.48)
Net asset value, end of period	$ 21.01	$24.68
Total ReturnC,D	(13.94)%	0.66%
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.46% H	.45%
Expenses net of fee waivers, if any	.45% H	.45%
Expenses net of all reductions	.45% H	.45%
Net investment income (loss)	1.94% H	3.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,404	$9,872
Portfolio turnover rateI,J	25% K	34%

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Annualized.
F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.
G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.
H	Proxy expenses are not annualized.
I	Amount does not include the portfolio activity of any underlying funds.
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
32

Financial Highlights
	Fidelity Targeted International Factor ETF
	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 26.18	$ 25.05
Income from Investment Operations
Net investment income (loss)B	0.29	0.55
Net realized and unrealized gain (loss)	(3.41)	1.12
Total from investment operations	(3.12)	1.67
Distributions from net investment income	(0.34)	(0.54)
Total distributions	(0.34)	(0.54)
Net asset value, end of period	$ 22.72	$ 26.18
Total ReturnC,D	(11.96)%	6.72%
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.40% H	.39%
Expenses net of fee waivers, if any	.39% H	.39%
Expenses net of all reductions	.39% H	.39%
Net investment income (loss)	2.31% H	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,087	$10,473
Portfolio turnover rateI,J	33%	35% K

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Annualized.
F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.
G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.
H	Proxy expenses are not annualized.
I	Amount does not include the portfolio activity of any underlying funds.
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
33

Notes to Financial Statements
For the period ended April 30, 2020 (Unaudited)
1. Organization.
Fidelity International High Dividend ETF, Fidelity International Value Factor ETF, Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds’ investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to 0.01%.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
34

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2020, is included at the end of each applicable Fund’s Schedule of Investments.
Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca for Fidelity International High Dividend ETF and Fidelity International Value Factor ETF and of Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF, normally 4:00 p.m. Eastern time. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Targeted Emerging Markets Factor ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity International High Dividend ETF	$ 48,875,844	$ 199,288	$ (13,349,853)	$ (13,150,565)
Fidelity International Value Factor ETF	16,734,952	500,268	(3,422,687)	(2,922,419)
Fidelity Targeted Emerging Markets Factor ETF	9,600,893	445,487	(1,672,786)	(1,227,299)
Fidelity Targeted International Factor ETF	9,824,185	431,306	(1,266,279)	(834,973)
35

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity International High Dividend ETF	$ (910,768)	$ (402,560)	$ (1,313,328)
Fidelity International Value Factor ETF	(892,341)	(537,050)	(1,429,391)
Fidelity Targeted Emerging Markets Factor ETF	(265,413)	(747)	(266,160)
Fidelity Targeted International Factor ETF	(137,693)	—	(137,693)
Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
36

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.
	Purchases	Sales
Fidelity International High Dividend ETF	$ 25,264,683	$ 25,224,113
Fidelity International Value Factor ETF	3,186,123	3,071,681
Fidelity Targeted Emerging Markets Factor ETF	2,369,334	2,338,433
Fidelity Targeted International Factor ETF	3,232,678	3,303,764
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions	In-kind Redemptions
Fidelity International High Dividend ETF	$ 20,493,109	$ 16,629,654
Fidelity International Value Factor ETF	3,154,106	—
Fidelity Targeted Emerging Markets Factor ETF	—	—
Fidelity Targeted International Factor ETF	—	—
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .39% of each Fund’s average net assets for Fidelity International High Dividend ETF, Fidelity International Value Factor and Fidelity Targeted International Factor ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.
Fidelity Targeted Emerging Markets Factor ETF’s management fee is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expense.
Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
7. Security Lending.
Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund’s daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end is disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund’s Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.
37

Notes to Financial Statements  – continued
8. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity International High Dividend ETF	$ 88
Fidelity International Value Factor ETF	75
Fidelity Targeted Emerging Markets Factor ETF	147
Fidelity Targeted International Factor ETF	21
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:
Fund-Level Amount
Fidelity International Value Factor ETF	$ 902
Fidelity Targeted Emerging Markets Factor ETF	858
Fidelity Targeted International Factor ETF	817
9. Share Transactions.
The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a Fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.
10. Other.
The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
38

Shareholder Expense Example (Unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2019 to April 30, 2020).
Actual Expenses
For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.
Hypothetical Example for Comparison Purposes
For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During PeriodB November 1, 2019 to April 30, 2020
Fidelity International High Dividend ETF	0.39%
Actual		$ 1,000.00	$ 761.90	$ 1.71
Hypothetical C		$ 1,000.00	$ 1,022.92	$ 1.96
Fidelity International Value Factor ETF	0.39%
Actual		$ 1,000.00	$ 806.10	$ 1.75
Hypothetical C		$ 1,000.00	$ 1,022.92	$ 1.96
Fidelity Targeted Emerging Markets Factor ETF	0.45%
Actual		$ 1,000.00	$ 860.60	$ 2.08
Hypothetical C		$ 1,000.00	$ 1,022.63	$ 2.26
Fidelity Targeted International Factor ETF	0.39%
Actual		$ 1,000.00	$ 880.40	$ 1.82
Hypothetical C		$ 1,000.00	$ 1,022.92	$ 1.96

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
C	5% return per year before expenses.
39

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International High Dividend ETF
Fidelity International Value Factor ETF
Fidelity Targeted Emerging Markets Factor ETF
Fidelity Targeted International Factor ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity’s advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR’s new form of organization and domicile. The Board also noted Fidelity’s assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its January 2020 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
40

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund’s investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and Geode’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and Geode’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR’s affiliates under separate agreements covering pricing and bookkeeping and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance (for Fidelity International High Dividend ETF and Fidelity International Value Factor ETF). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for each fund and its benchmark index for the most recent one-year period ended June 30, 2019, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes.
Fidelity International High Dividend ETF
Fidelity International Value Factor ETF
Investment Performance (for Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
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Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.
Fidelity International High Dividend ETF
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity International Value Factor ETF
Fidelity Targeted Emerging Markets Factor ETF
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Fidelity Targeted International Factor ETF
The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period ended June 30, 2019.
The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and, for Fidelity International High Dividend ETF and Fidelity International Value Factor ETF, historical total expense ratios of each fund compared to competitive fund median expenses.
The Board noted that each fund’s total expense ratio ranked below the competitive median for the period ended June 30, 2019.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s and Geode’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s and Geode’s affiliates may benefit from the funds’ business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity’s and Geode’s various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board’s responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode’s relationship with Fidelity International High Dividend ETF and Fidelity International Value Factor ETF.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity’s non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity’s philosophies and strategies for evaluating funds and classes with lower or declining asset levels.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Amended and Restated Contracts should be approved and each fund’s Advisory Contracts should be renewed.
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Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
47

IHD-IVE-SANN-0620
1.9885305.102

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a) (1)	Not applicable.

(a) (2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a) (3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 18, 2020

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 18, 2020